Cash and Investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Investments
Derivative obligations	$ (68,428.1)	$ (64,284.2)
Percentage of assets	100.00%	100.00%
Investment in associates	$ 8,144.8	$ 7,553.2
Restricted cash and cash equivalents	1,400.1	642.3
Restricted cash	$ 1,155.1	$ 188.3
Quoted prices (Level 1)
Cash and Investments
Percentage of assets	20.10%	19.40%
Significant other observable inputs (Level 2)
Cash and Investments
Percentage of assets	62.80%	60.40%
Significant unobservable inputs (Level 3)
Cash and Investments
Financial assets	$ 10,059.0	$ 11,460.0	$ 8,744.3
Percentage of assets	17.10%	20.20%
Investments in first mortgage loans secured by real estate	$ 4,777.8	$ 4,685.4
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Financial assets	5,762.6
Significant unobservable inputs (Level 3) | Common stocks
Cash and Investments
Financial assets	992.7	957.5	629.9
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Financial assets	708.1	492.5	$ 680.3
Recurring
Cash and Investments
Investment in associates	10,743.8	10,207.8
Recurring | Holding company
Cash and Investments
Financial assets	58,860.6	56,721.5
Recurring | Derivative obligations
Cash and Investments
Derivative obligations	(356.9)	(444.9)
Recurring | Cash and cash equivalents
Cash and Investments
Financial assets	7,512.6	5,763.7
Recurring | Short term investments
Cash and Investments
Financial assets	1,010.0	2,329.1
Recurring | Short term investments, Canadian government and provincials
Cash and Investments
Financial assets	98.5	553.3
Recurring | Short term investments, U.S. treasury
Cash and Investments
Financial assets	217.8	794.1
Recurring | Short term investments, Other government
Cash and Investments
Financial assets	226.7	370.3
Recurring | Short term investments, Corporate and other
Cash and Investments
Financial assets	467.0	611.4
Recurring | Bonds
Cash and Investments
Financial assets	38,235.5	37,441.0
Recurring | Bonds, Canadian government and provincials
Cash and Investments
Financial assets	2,741.0	2,715.1
Recurring | Bonds, U.S. treasury
Cash and Investments
Financial assets	15,863.9	16,273.5
Recurring | Bonds, U.S. states and municipalities
Cash and Investments
Financial assets	179.6	184.5
Recurring | Bonds, Other government
Cash and Investments
Financial assets	6,133.3	4,942.3
Recurring | Bonds, Corporate and other
Cash and Investments
Financial assets	13,317.7	13,325.6
Recurring | Preferred stocks
Cash and Investments
Financial assets	2,385.2	2,459.6
Recurring | Preferred stocks, Canadian
Cash and Investments
Financial assets	35.5	27.8
Recurring | Preferred stocks, U.S.
Cash and Investments
Financial assets	398.9	343.3
Recurring | Preferred stocks, Other
Cash and Investments
Financial assets	1,950.8	2,088.5
Recurring | Common stocks
Cash and Investments
Financial assets	7,877.7	7,623.5
Recurring | Common stocks, Canadian
Cash and Investments
Financial assets	1,772.3	1,342.5
Recurring | Common stocks, U.S.
Cash and Investments
Financial assets	2,332.7	2,274.1
Recurring | Common stocks, Other
Cash and Investments
Financial assets	3,772.7	4,006.9
Recurring | Derivatives and other invested assets
Cash and Investments
Financial assets	2,196.5	1,549.5
Recurring | Quoted prices (Level 1)
Cash and Investments
Investment in associates	4,420.5	3,592.3
Recurring | Quoted prices (Level 1) | Holding company
Cash and Investments
Financial assets	11,837.1	11,019.6
Recurring | Quoted prices (Level 1) | Cash and cash equivalents
Cash and Investments
Financial assets	7,512.6	5,763.7
Recurring | Quoted prices (Level 1) | Short term investments
Cash and Investments
Financial assets	372.0	1,378.7
Recurring | Quoted prices (Level 1) | Short term investments, Canadian government and provincials
Cash and Investments
Financial assets	98.5	553.3
Recurring | Quoted prices (Level 1) | Short term investments, U.S. treasury
Cash and Investments
Financial assets	217.8	794.1
Recurring | Quoted prices (Level 1) | Short term investments, Other government
Cash and Investments
Financial assets	55.7	31.3
Recurring | Quoted prices (Level 1) | Preferred stocks
Cash and Investments
Financial assets	28.6	27.5
Recurring | Quoted prices (Level 1) | Preferred stocks, Canadian
Cash and Investments
Financial assets	16.3	15.5
Recurring | Quoted prices (Level 1) | Preferred stocks, Other
Cash and Investments
Financial assets	12.3	12.0
Recurring | Quoted prices (Level 1) | Common stocks
Cash and Investments
Financial assets	3,923.9	3,849.7
Recurring | Quoted prices (Level 1) | Common stocks, Canadian
Cash and Investments
Financial assets	1,264.5	838.3
Recurring | Quoted prices (Level 1) | Common stocks, U.S.
Cash and Investments
Financial assets	902.4	988.0
Recurring | Quoted prices (Level 1) | Common stocks, Other
Cash and Investments
Financial assets	1,757.0	2,023.4
Recurring | Significant other observable inputs (Level 2)
Cash and Investments
Investment in associates	679.5	83.2
Recurring | Significant other observable inputs (Level 2) | Holding company
Cash and Investments
Financial assets	36,964.5	34,241.9
Recurring | Significant other observable inputs (Level 2) | Derivative obligations
Cash and Investments
Derivative obligations	(222.7)	(257.4)
Recurring | Significant other observable inputs (Level 2) | Short term investments
Cash and Investments
Financial assets	638.0	950.4
Recurring | Significant other observable inputs (Level 2) | Short term investments, Other government
Cash and Investments
Financial assets	171.0	339.0
Recurring | Significant other observable inputs (Level 2) | Short term investments, Corporate and other
Cash and Investments
Financial assets	467.0	611.4
Recurring | Significant other observable inputs (Level 2) | Bonds
Cash and Investments
Financial assets	32,472.9	31,644.0
Recurring | Significant other observable inputs (Level 2) | Bonds, Canadian government and provincials
Cash and Investments
Financial assets	2,741.0	2,715.1
Recurring | Significant other observable inputs (Level 2) | Bonds, U.S. treasury
Cash and Investments
Financial assets	15,863.9	16,273.5
Recurring | Significant other observable inputs (Level 2) | Bonds, U.S. states and municipalities
Cash and Investments
Financial assets	179.6	184.5
Recurring | Significant other observable inputs (Level 2) | Bonds, Other government
Cash and Investments
Financial assets	6,087.4	4,903.0
Recurring | Significant other observable inputs (Level 2) | Bonds, Corporate and other
Cash and Investments
Financial assets	7,601.0	7,567.9
Recurring | Significant other observable inputs (Level 2) | Preferred stocks
Cash and Investments
Financial assets	1,936.7	290.1
Recurring | Significant other observable inputs (Level 2) | Preferred stocks, Canadian
Cash and Investments
Financial assets		3.5
Recurring | Significant other observable inputs (Level 2) | Preferred stocks, Other
Cash and Investments
Financial assets	1,936.7	286.6
Recurring | Significant other observable inputs (Level 2) | Common stocks
Cash and Investments
Financial assets	785.4	745.3
Recurring | Significant other observable inputs (Level 2) | Common stocks, Canadian
Cash and Investments
Financial assets	175.4	216.0
Recurring | Significant other observable inputs (Level 2) | Common stocks, U.S.
Cash and Investments
Financial assets	34.3	27.4
Recurring | Significant other observable inputs (Level 2) | Common stocks, Other
Cash and Investments
Financial assets	575.7	501.9
Recurring | Significant other observable inputs (Level 2) | Derivatives and other invested assets
Cash and Investments
Financial assets	1,354.2	869.5
Recurring | Significant unobservable inputs (Level 3)
Cash and Investments
Investment in associates	5,643.8	6,532.3
Recurring | Significant unobservable inputs (Level 3) | Holding company
Cash and Investments
Financial assets	10,059.0	11,460.0
Recurring | Significant unobservable inputs (Level 3) | Derivative obligations
Cash and Investments
Derivative obligations	(134.2)	(187.5)
Recurring | Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Financial assets	5,762.6	5,797.0
Recurring | Significant unobservable inputs (Level 3) | Bonds, Other government
Cash and Investments
Financial assets	45.9	39.3
Recurring | Significant unobservable inputs (Level 3) | Bonds, Corporate and other
Cash and Investments
Financial assets	5,716.7	5,757.7
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks
Cash and Investments
Financial assets	419.9	2,142.0
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, Canadian
Cash and Investments
Financial assets	19.2	8.8
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, U.S.
Cash and Investments
Financial assets	398.9	343.3
Recurring | Significant unobservable inputs (Level 3) | Preferred stocks, Other
Cash and Investments
Financial assets	1.8	1,789.9
Recurring | Significant unobservable inputs (Level 3) | Common stocks
Cash and Investments
Financial assets	3,168.4	3,028.5
Recurring | Significant unobservable inputs (Level 3) | Common stocks, Canadian
Cash and Investments
Financial assets	332.4	288.2
Recurring | Significant unobservable inputs (Level 3) | Common stocks, U.S.
Cash and Investments
Financial assets	1,396.0	1,258.7
Recurring | Significant unobservable inputs (Level 3) | Common stocks, Other
Cash and Investments
Financial assets	1,440.0	1,481.6
Recurring | Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Financial assets	$ 842.3	$ 680.0
Digit
Cash and Investments
Ownership percentage	49.00%
Blizzard Vacatia
Cash and Investments
Restricted cash	$ 835.0